Schedule of Investments (unaudited) September 30, 2023	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 6.54%, 10/20/30(a)(b)	$250	$248,755
Birch Grove CLO Ltd., Series 19A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.87%, 06/15/31(a)(b)	300	297,859
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.27%, 07/15/36(a)(b)	250	245,325
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/20/35(a)(b)	250	243,500
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.97%, 01/15/31(a)(b)	250	247,275
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.54%, 10/20/34(a)(b)	500	492,871
Generate CLO Ltd., Series 2A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.46%, 01/22/31(a)(b)	250	245,267
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-25A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.50%, 10/18/29	390	389,235
Series 2019-35A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.18%, 01/19/33	250	250,718
OCP CLO Ltd., Series 2019-17A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/32(a)(b)	250	245,500
OHA Credit Funding Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.66%, 10/22/36(a)(b)	250	246,168
Palmer Square CLO Ltd.(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.70%, 01/17/31	199	198,476
Series 2015-1A, Class BR4, (3-mo. CME Term SOFR + 2.11%), 7.49%, 05/21/34	250	244,330
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP1, Class M2, (1-mo. Term SOFR + 0.79%), 6.11%, 01/25/35(a)	122	113,758
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.65%, 07/20/32(a)(b)	250	248,887
Trimaran CAVU Ltd., Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.74%, 07/20/32(a)(b)	250	249,938
Voya CLO Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/20/31(a)(b)	231	230,508

Total Asset-Backed Securities — 11.4% (Cost: $4,419,983)		4,438,370

Corporate Bonds

Aerospace & Defense — 0.1%
Boeing Co., 3.63%, 02/01/31	50	43,190

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 2.36%, 03/15/32	175	133,518

Financial Services — 0.2%
Morgan Stanley, (1-day SOFR + 3.12%), 3.62%, 04/01/31(a)	75	64,610

Security	Par (000)	Value

Software — 0.3%
Oracle Corp., 2.95%, 04/01/30	$125	$105,186

Total Corporate Bonds — 0.9% (Cost: $357,363)		346,504

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 6.2%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 3.89%, 11/25/33(a)	18	15,639
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)	50	43,045
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(a)(b)	37	36,055
COLT Mortgage Loan Trust(b)
Series 2022-1, Class A1, 4.55%, 04/25/67(a)	97	91,533
Series 2022-2, Class A1, 2.99%, 02/25/67(c)	120	103,657
Series 2022-7, Class A1, 5.16%, 04/25/67(c)	207	201,921
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)	118	107,667
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(a)(b)	233	188,916
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)	88	66,849
GS Mortgage-Backed Securities Trust(a)(b)
Series 2021-PJ2, Class A2, 2.50%, 11/25/51	84	63,238
Series 2021-PJ7, Class A2, 2.50%, 01/25/52	169	127,631
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	113	103,433
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	88	69,664
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)	92	72,327
MFA Trust(a)(b)
Series 2020-NQM1, Class A1, 1.48%, 03/25/65	63	57,734
Series 2021-NQM1, Class M1, 2.31%, 04/25/65	250	175,818
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)(b)	89	70,345
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)	89	70,095
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	200	141,030
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(a)(b)	139	112,277
Verus Securitization Trust(b)(c)
Series 2022-1, Class A1, 2.72%, 01/25/67	85	73,376
Series 2022-3, Class A1, 4.13%, 02/25/67	338	304,001
Series 2022-7, Class A1, 5.15%, 07/25/67	134	130,336

		2,426,587

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	63	10,895

Total Non-Agency Mortgage-Backed Securities — 6.2% (Cost: $2,828,276)		2,437,482

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.9%(a)(d)

Banks — 0.4%
Wells Fargo & Co., Series U, 5.88%	$160	$156,893

Financial Services — 0.5%
HSBC Holdings PLC, 8.00%	200	196,955

		353,848

Total Preferred Securities — 0.9% (Cost: $371,067)		353,848

U.S. Government Sponsored Agency Securities

Agency Obligations — 8.5%
Fannie Mae, 1.61%, 01/27/33	300	219,703
Federal Farm Credit Banks Funding Corp, 1.84%, 01/25/36	500	338,664
Federal Farm Credit Banks Funding Corp., 2.75%, 02/22/30	400	345,000
Federal Home Loan Banks, 2.13%, 09/14/29	1,000	863,498
Freddie Mac
0.38%, 05/17/24	500	483,993
0.40%, 05/24/24	905	875,212
0.41%, 09/17/24	220	209,341

		3,335,411

Collateralized Mortgage Obligations — 9.7%
Fannie Mae REMICS
Series 2013-73, Class KE, 3.00%, 07/25/43	500	392,306
Series 2017-90, Class WB, 3.00%, 11/25/47	433	315,871
Series 2020-79, Class JA, 1.50%, 11/25/50	224	187,692
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	835,098
Series 2022-31, Class BZ, 4.00%, 10/25/51	696	528,867
Freddie Mac REMICS
Series 4398, Class ZX, 4.00%, 09/15/54	357	296,362
Series 4480, Class ZX, 4.00%, 11/15/44	648	594,080
Series 4921, Class NL, 3.00%, 10/25/49	504	333,388
Series 5230, Class DL, 3.50%, 09/25/44	400	318,082

		3,801,746

Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2006-30, Class IO, 2.79%, 05/16/46(a)	38	5

Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	190	34,371
Ginnie Mae(a)
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.03%, 12/16/39	113	6,591
Series 2011-52, Class NS, (1-mo. Term SOFR + 6.56%), 1.23%, 04/16/41	1,142	62,266

		103,228

Mortgage-Backed Securities — 50.8%
Freddie Mac Mortgage-Backed Securities, 3.50%, 01/01/46	813	720,706
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	1	1,450
Uniform Mortgage-Backed Securities
4.00%, 10/01/24 - 10/01/49	5,485	5,029,481
1.50%, 06/01/31	660	586,078
5.00%, 11/01/33 - 10/12/53(e)	2,909	2,802,934
3.50%, 02/01/35 - 10/12/53(e)	2,439	2,134,343

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.50%, 03/01/35 - 04/01/53	$1,540	$1,510,264
6.00%, 02/01/36 - 03/01/38	65	65,953
4.50%, 04/01/39 - 10/13/52(e)	3,107	2,921,322
3.00%, 03/01/43 - 05/01/52	3,463	2,918,811
6.50%, 09/01/53 - 10/01/53	1,152	1,157,186

		19,848,528

Total U.S. Government Sponsored Agency Securities — 69.3% (Cost: $29,911,815)		27,088,918

U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	940	600,873
3.38%, 08/15/42	900	729,211
3.00%, 08/15/48	5	3,655
2.38%, 05/15/51	700	443,953
2.00%, 08/15/51	950	548,180
U.S. Treasury Notes
2.88%, 07/31/25	1,765	1,695,917
3.75%, 05/31/30	325	308,547
3.38%, 05/15/33	700	634,813

Total U.S. Treasury Obligations — 12.7% (Cost: $6,202,338)		4,965,149

Total Long-Term Investments — 101.4% (Cost: $44,090,842)		39,630,271

	Shares

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(f)(g)	1,082,021	1,082,021

Total Short-Term Securities — 2.8% (Cost: $1,082,021)		1,082,021

Total Investments Before Options Written — 104.2% (Cost: $45,172,863)		40,712,292

Options Written — (0.5)% (Premiums Received: $(157,000))		(180,953)

Total Investments, Net of Options Written — 103.7% (Cost: $45,015,863)		40,531,339
Liabilities in Excess of Other Assets — (3.7)%		(1,434,440)

Net Assets — 100.0%		$39,096,899

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Perpetual security with no stated maturity date.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Government Fund, Inc. (EGF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,738,499	$—	$(656,478	)(a)	$—	$—	$1,082,021	1,082,021	$57,222	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	1	12/19/23	$112	$(109)
Ultra U.S. Treasury Bond	9	12/19/23	1,070	(74,673)
2-Year U.S. Treasury Note	6	12/29/23	1,216	(643)
5-Year U.S. Treasury Note	61	12/29/23	6,425	(47,412)

				(122,837)

Short Contracts
10-Year U.S. Treasury Note	9	12/19/23	972	12,479
U.S. Long Bond	4	12/19/23	455	24,980

				37,459

				$(85,378)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 11/01/33	4.33%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	UBS AG	10/30/23	4.33%	USD	3,572	$(45,275)
2-Year Interest Rate Swap, 11/01/25	5.00%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	UBS AG	10/30/23	5.00	USD	17,146	(52,706)
30-Year Interest Rate Swap, 11/01/53	4.05%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	UBS AG	10/30/23	4.05	USD	1,428	(34,638)
5-Year Interest Rate Swap, 11/01/28	4.45%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	UBS AG	10/30/23	4.45	USD	6,430	(48,334)

										$(180,953)

Centrally Cleared Interest Rate Swaps

Upfront
									Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
2.87%	Annual	1-Day SOFR, 5.31%	Annual	N/A	05/11/42	USD	300	$55,631	$7	$55,624

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Goldman Sachs International	09/17/58	N/R	USD	26	$(5,607)	$(2,734)	$(2,873)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,438,370	$—	$4,438,370
Corporate Bonds	—	346,504	—	346,504
Non-Agency Mortgage-Backed Securities	—	2,437,482	—	2,437,482
Preferred Securities
Capital Trusts	—	353,848	—	353,848
U.S. Government Sponsored Agency Securities	—	27,088,918	—	27,088,918
U.S. Treasury Obligations	—	4,965,149	—	4,965,149
Short-Term Securities
Money Market Funds	1,082,021	—	—	1,082,021

	$1,082,021	$39,630,271	$—	$40,712,292

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$37,459	$55,624	$—	$93,083
Liabilities
Credit Contracts	—	(2,873)	—	(2,873)
Interest Rate Contracts	(122,837)	(180,953)	—	(303,790)

	$(85,378)	$(128,202)	$—	$(213,580)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Government Fund, Inc. (EGF)

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

SOFR	Secured Overnight Financing Rate

5